Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of issued capital [Abstract]
Schedule of Issued and Fully Paid Share Capital

	Number of shares
Ordinary shares of 10p (formerly 25p) each	2025	2024	2023
At 1 January	60,617,012,971	63,569,225,662	67,287,852,204
Issued under employee share schemes	472,840,371	734,265,017	667,636,165
Share buyback programme (note 32)	(2,204,109,740)	(3,686,477,708)	(4,386,262,707)
At 31 December	58,885,743,602	60,617,012,971	63,569,225,662

	2025		2024		2023
Ordinary shares of 10p (formerly 25p) each	£m	% of share capital	£m	% of share capital	£m	% of share capital
At 31 December	5,889	99.50	6,062	99.52	6,358	99.46